Fair Value Measurements (Fair Value of Financial Assets and Liabilities Measured at Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	$ 1,129,833	$ 683,994
Short-term investments:
Trading securities	173	253
Available-for-sale investments
Listed equity securities	43,558	0
Bank financial products	14,505	0
Others	500	495
Long-term investments
Listed equity securities	47,644	0
Contingent consideration	(22,168)	0
Total	1,214,045	684,742
Quoted prices in active markets for identical instruments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	1,129,833	683,994
Short-term investments:
Trading securities	173	253
Available-for-sale investments
Listed equity securities	43,558	0
Bank financial products	0	0
Others	0	0
Long-term investments
Listed equity securities	47,644	0
Contingent consideration	0	0
Total	1,221,208	684,247
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Short-term investments:
Trading securities	0	0
Available-for-sale investments
Listed equity securities	0	0
Bank financial products	14,505	0
Others	500	495
Long-term investments
Listed equity securities	0	0
Contingent consideration	0	0
Total	15,005	495
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Short-term investments:
Trading securities	0	0
Available-for-sale investments
Listed equity securities	0	0
Bank financial products	0	0
Others	0	0
Long-term investments
Listed equity securities	0	0
Contingent consideration	(22,168)	0
Total	$ (22,168)	$ 0